CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock par value (in dollars per share)	$ 0.025	$ 0.025	$ 0.025
Common stock, shares authorized (in shares)	75,000,000	75,000,000	75,000,000
Common stock, shares issued (in shares)	24,537,982	21,038,650	9,963,418
Common stock, shares outstanding (in shares)	24,537,982	21,038,650	9,963,418
Treasury stock, shares	230,000	230,000	230,000
Preferred Series A
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	51	51	51
Preferred stock, shares issued (in shares)	51	51	51
Preferred stock, shares outstanding (in shares)	51	51	51
Preferred Series B
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	71,210	71,210	71,210
Preferred stock, shares issued (in shares)	71,210	71,210	71,210
Preferred stock, shares outstanding (in shares)	71,210	71,210	71,210